Short-Term Borrowings (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short Term Debt [Line Items]
weighted average interest rates of short-term borrowings	4.00%	4.20%
Borrowings	¥ 1,701.0	¥ 1,774.9
Time deposit
Short Term Debt [Line Items]
Collateral amount	¥ 1,781.3	¥ 1,886.6